Average Annual Total Returns - TCW Emerging Markets Multi-Asset Opportunities Fund	Mar. 01, 2021
50% J.P. Morgan EMBI Global Diversified/50% MSCI Total Return Emerging Markets Index (Net) (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	11.91%	[1]
5 Years	10.13%	[1]
Since Inception	6.70%	[1]
Inception Date	Jun. 28, 2013	[1]
Class I
Average Annual Return:
1 Year	16.41%
5 Years	10.49%
Since Inception	6.25%
Inception Date	Jun. 28, 2013
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	15.88%
5 Years	9.56%
Since Inception	5.42%
Inception Date	Jun. 28, 2013
Class I | After taxes on distributions and sale of fund shares
Average Annual Return:
1 Year	9.83%
5 Years	7.93%
Since Inception	4.59%
Inception Date	Jun. 28, 2013
Class N
Average Annual Return:
1 Year	15.97%
5 Years	10.39%
Since Inception	6.12%
Inception Date	Jun. 28, 2013

[1]	The J.P. Morgan EMBI Global Diversified is a market capitalization-weighted total return index of U.S. dollar-denominated Brady bonds, Eurobonds, traded loans issued by emerging market sovereign and quasi-sovereign entities. The MSCI Total Return Emerging Markets Index (Net) is a free float-adjusted market capitalization-weighted index that is designed to measure the performance of large- and mid-cap securities in emerging markets.